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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                OMB Number: 3235-0582    Expires: April 30, 2009

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENTCOMPANY

Investment Company Act file number: 0001011996
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Registrant:  STAAR Investment Trust
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             604 McKnight Park Dr., Pittsburgh, PA 15237
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Name and address of agent for service:
             Thomas Sweeney, P.O. Box 82637, Pittsburgh, PA 15218
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Registrant's telephone number, including area code: 412-367-9076
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Date of fiscal year end: December 31
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Date of reporting period: July 1, 2004 - June 30, 2005
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PROXY VOTING POLICY:
                   Regarding STAAR Investment Trust Management
                         STAAR Financial Advisors, Inc.
                                    10/17/05

     The Investment Manager(s) of Fund Portfolios apply the following Policies and Procedures regarding Proxy Voting:

     Because the majority of holdings in the Trust Funds are shares of other mutual funds, the manager(s) will generally either not vote or will vote as recommended by the Directors of the fund owned by the Trust.

     If the manager(s) become aware of a proxy issue that, in their best judgment, has the potential to harm the shareholders of the Trust, the manager(s) may vote accordingly.

     In general, the same policies will be applied to other securities. Generally we own an extremely small amount of the outstanding shares of any security. Therefore our vote is insignificant. If we think management of any security has enacted policies adversely affecting our shareholders, we may sell that security.

PROXY VOTING RECORDS

The Registrant did not keep a record of its votes during the period.

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: STAAR Investment Trust

By (Signature and Title): /s/ J. Andre Weisbrod
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J. Andre Weisbrod, Chairman of the Board of Trustees
Date: 08/28/2007
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By (Signature and Title): /s/ Kevin Kilgus
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Kevin Kilgus, Compliance Officer
Date: 08/28/2007
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By (Signature and Title): /s/ Richard Levkoy
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Independent Trustee
Date: 08/28/2007
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